Income Taxes (Tables) - Deerfield Healthcare Technology Acquisitions Corp	8 Months Ended
Dec. 31, 2020
Schedule of components of income tax provision (benefit)

December 31, 2020
Current
Federal	$0
State	0
Deferred
Federal	(824,269)
State	—
Valuation allowance	824,269
Income tax provision	$0

Schedule of Company's net deferred tax assets

December 31, 2020
Deferred tax assets:
Start-up/Organization costs	$815,166
Net operating loss carryforwards	9,104
Total deferred tax assets	824,269
Valuation allowance	(824,269)
Deferred tax asset, net of allowance	$0

Schedule of reconciliation of the statutory federal income tax rate (benefit) to the Company's effective tax rate

December 31, 2020
Statutory Federal income tax rate	21.0%
Change in fair value of derivative warrant liabilities	(17.2)%
Change in Valuation Allowance	(3.8)%
Effective Tax Rate	0.0%